Capital and Reserves	12 Months Ended
Dec. 31, 2023
Capital and Reserves [Abstract]
Capital and reserves

15. Capital and reserves

Share capital

The issued share capital of the Company at December 31 consisted of:

	December 31,		December 31,
	2023		2022
	Number	USD	Number	CHF
Common shares with par value of USD 0.002 each*	1,477,785	2,956	59,003	236,011
Total	1,477,785	2,956	59,003	236,011

	Common Shares
	(Number)
	2023	2022
As of January 1	59,003	37,411
Exercise of warrants	81,274	-
Public Offering	555,556	-
LPC equity line	17,500	15,750
ATM program	104,147	5,842
Conversion convertible loans	660,345	-
Fractional shares eliminated upon reverse split	(40)	-
Total, as of December 31	1,477,785	59,003

*	The par value of the common shares was reduced from CHF 4.00 and changed to USD 0.0001 following approval the Company’s special general meeting of October 31, 2023, and subsequently the board of directors in December 2023 consolidated the then common shares of par value $0.0001 each at a ratio of 20:1, into common shares of par value $0.002 each. In total the share capital was reduced by CHF 2,903,684 to CHF 2,646 (USD 2,956) and the amount of the reduction was credited to share premium.

On July 10, 2023, the Company closed a public offering of 43,750 common shares and 511,806 pre-funded warrants and accompanying common warrants to purchase up to 555,556 common shares, at a combined public offering price of $9.00 per share, pre-funded warrant and accompanying common warrant. The common warrants have an exercise price of CHF 8.00 per share, are exercisable immediately and expire five years from the date of issuance. The Company additionally granted 36,113 warrants to the Placement Agent with a strike price of CHF 10.00 and an exercise period of 5 years. As of December 31, 2023, all pre-funded warrants were exercised for a total amount of $112,597 (CHF 102,361). The total gross proceeds from the offering amounted to $5,000,000 (CHF 4,444,445). Directly related transaction costs of $ 718,767 (CHF 639,873) were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 107.34% and an annual risk-free rate of 4.25%. The total fair value of the warrants issued amounted to CHF 3,921,647 and was recorded in equity as a cost of the offering.

On May 1, 2023, we entered into a convertible loan agreement with FiveT IM, pursuant to which FiveT IM has agreed to loan to the Company CHF 2,500,000, which bears interest at the rate of 10% per annum and matures 22 months from May 4, 2023 (the “2023 FiveT Loan”). FiveT IM will have the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 28.40 per common share (subject to adjustment for share splits or other similar events).

Commencing 60 days after May 4, 2023 we must repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at our discretion, may be paid at any time during the month either in: (i) cash plus 3% of the principal amount of the tranche or (ii) common shares, or a combination of both. Such shares will be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price (“VWAP”) for common shares on the repayment date. We made the last amortization of the 2023 FiveT Loan on December 8, 2023. In total, we made aggregate cash payments of CHF 387,045 and issued an aggregate 443,294 common shares at an average price of CHF 5.07 to FiveT IM under the 2023 FiveT Loan.

Share premium

By decision of the Annual General Meeting of June 27, 2023, the share premium of the company was reduced by an amount of CHF 186,852,242 and credited to the contributed surplus account of the Company.

Further, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which may be exercised up to five years. On December 7, 2023, we entered into a letter agreement (the “Warrant Inducement Agreement”) under which FiveT IM was granted the option to exercise the warrants by or before December 14, 2023 at a reduced exercise price which was defined as 90% of the daily trading volume weighted average price for our common shares on the NASDAQ stock exchange on the trading day following the date of each such exercise and receive additional warrants upon any such exercise. FiveT IM exercised all existing warrants at the weighted average exercise price of CHF 6.656 per common share, yielding proceeds of CHF 541,034 to the Company. The repricing in accordance with the warrant inducement agreement led to a reclassification of a portion of the existing warrants from equity to derivative financial liabilities. A revaluation gain from derivative financial instruments of CHF 15,066 was realized on the revaluation of the existing warrants between the date of the Warrant Inducement Agreement and the date of the exercise of the warrants. The fair value was determined using Black-Scholes valuation model. On December 15, 2023, we issued to FiveT IM new warrants to purchase 81,274 common shares at CHF 6.656 each for six months from their date of issuance and to purchase 81,274 common shares at CHF 6.656 each for two years from their date of issuance. The fair value of the new warrants issued was calculated using the Black-Scholes valuation model. Fair value assumptions included volatility of 113.4% and 115.0% and annual risk-free interest rates of 5.4% and 4.7% for the new warrants issued with 0.5 and 2 years maturity. The total fair value of the new warrants issued was CHF 165,041 and was recorded in equity.

On February 4, 2022, the Company entered into a convertible loan agreement with FiveT IM. The convertible loan of CHF 5.0 million, as amended (the “2022 FiveT Loan”) carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the 2022 FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan (the “2022 FiveT Loan Amendment”), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily VWAP of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the 2022 FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the 2022 FiveT Loan Amendment. From April 13, 2023 to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate 217,051 common shares at a conversion price of $28.95 (CHF 25.73) per share. As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated.

On December 5, 2022, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 2,500 common shares immediately to LPC as commitment shares. In 2023, we issued an aggregate 17,500 common shares for aggregate proceeds of $854,475 (CHF 776,198) to LPC under the 2022 Commitment Purchase Agreement. The 2022 Commitment Purchase Agreement replaced the 2020 Commitment Purchase Agreement. Under the 2020 Commitment Purchase Agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 30-month term of the purchase agreement. Prior to its termination we had issued 16,250 common shares for aggregate proceeds of $4.0 million to LPC under the 2020 Commitment Purchase Agreement.

On November 30, 2018, we entered into the A.G.P. Sales Agreement with A.G.P. Pursuant to the terms of the A.G.P. Sales Agreement, as amended on April 5, 2019, we may offer and sell our common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, we may sell common shares up to a maximum aggregate offering price of $25.0 million. In 2023, we sold 104,147 shares under the ATM for aggregate proceeds of $5.1 million (CHF 4.7 million). We terminated the A.G.P. Sales Agreement effective January 1, 2024. Prior to its termination, we sold an aggregate 123,512 of our common shares for an aggregate offering price of $13.1 million pursuant to the A.G.P. Sales Agreement. The related transaction costs were charged to equity.

Authorized share capital

Our authorized share capital as of December 31, 2023 consisted of 5,000,000 common shares, par value $0.002 per share, and 20,000,000 preference shares, par value $0.0001 per share.